Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Jul. 21, 2015
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 904,993	¥ 664,773
Less - Portion due within one year	131,699	29,807
Total	773,294	634,966
Unsecured loans, due 2020 to 2029, with interest rates ranging from 0.01 % to 5.10 % per annum
Debt Instrument [Line Items]
Long-term debt including current portion		17,880
Unsecured loans, due 2021 to 2030, with interest rates ranging from 0.01 % to 5.10 % per annum
Debt Instrument [Line Items]
Long-term debt including current portion	238,196
Unsecured 0.23% bonds, due 2021
Debt Instrument [Line Items]
Long-term debt including current portion	89,969	89,894
Unsecured 0.11% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.28% bonds, due 2023
Debt Instrument [Line Items]
Long-term debt including current portion	15,000	15,000
Unsecured 0.13% bonds, due 2024
Debt Instrument [Line Items]
Long-term debt including current portion	29,911	29,886
Unsecured 0.15% bonds, due 2024
Debt Instrument [Line Items]
Long-term debt including current portion	9,971
Unsecured 0.22% bonds, due 2025
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.18% bonds, due 2026
Debt Instrument [Line Items]
Long-term debt including current portion	10,000	10,000
Unsecured 0.20% bonds, due 2026
Debt Instrument [Line Items]
Long-term debt including current portion	19,943
Unsecured 0.30% bonds, due 2029
Debt Instrument [Line Items]
Long-term debt including current portion	59,760	59,738
Unsecured 0.42% bonds, due 2026
Debt Instrument [Line Items]
Long-term debt including current portion	24,935	24,923
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	41,189	119,531	¥ 120,000
Secured 0.00% loans, due 2022 to 2023
Debt Instrument [Line Items]
Long-term debt including current portion		201,205
Secured 0.00% loans, due 2021 to 2026
Debt Instrument [Line Items]
Long-term debt including current portion	240,019
Finance lease liabilities and other, due 2020 to 2050
Debt Instrument [Line Items]
Long-term debt including current portion		56,350
Finance lease liabilities and other, due 2021 to 2051
Debt Instrument [Line Items]
Long-term debt including current portion	85,564
Guarantee deposits received
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 10,536	¥ 10,366